Related Party (FY) (Details) - KKR [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Lender in Senior Secured Credit Facilities [Member]
Related Party Transactions [Abstract]
Related party transaction amount							$ 41.0
Initial Investor in Senior Notes [Member]
Related Party Transactions [Abstract]
Related party transaction amount							18.7
Monitoring Agreement [Member]
Related Party Transactions [Abstract]
Annual management fee due to related party	$ 3.5		$ 3.5		$ 3.5
Expenses with related party			$ 16.2		$ 4.1	$ 3.9	3.7
Annual percentage increase in fee			5.00%		5.00%
Annual management fee due to related party, next fiscal year 2017					$ 4.3
Out-of-Pocket Expenses [Member]
Related Party Transactions [Abstract]
Expenses with related party	$ 0.0	$ 0.7	$ 0.0	$ 0.7	$ 0.7	$ 0.7	$ 0.0